Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of Geographical information

	Years ended December 31,
	2020	2021	2022
	Revenue	Revenue	Revenue
United States	$14,965	$20,173	$24,291
Japan	3,236	4,520	4,717
France	3,219	3,206	3,431
Others	8,453	12,861	14,861
	$29,873	$40,760	$47,300

Schedule of Major customer information

	Years ended December 31,
	2020	2021	2022
	Revenue	Revenue	Revenue
Client A	$5,708	$5,869	$5,195